Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 12 – NOTES PAYABLE

On April 24, 2020, the Company’s subsidiary Logiq, Inc. (Nevada) formerly known as Origin8, Inc. received loan proceeds in the amount of $503,700 (the “PPP Loan”) under the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief and Economic Security Act and applicable regulations (the “CARES Act”).

Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, Logiq, Inc. (Nevada) was eligible to apply for and receive forgiveness for all or a portion of its PPP Loan. Such forgiveness was to be determined, subject to limitations, based on the use of the loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”) incurred during the 24 weeks subsequent to funding, and on the maintenance of employee and compensation levels, as defined, following the funding of the PPP Loan. Logiq, Inc. (Nevada) used the proceeds of its PPP Loan for Qualifying Expenses.

On May 20, 2021, the PPP Loan of $503,700 was fully forgiven by the Small Business Administration of the CARES Act.

NOTE 13 – NOTES PAYABLE

On April 24, 2020, the Company’s subsidiary Logiq, Inc. (Nevada) formerly known as Origin8, Inc. received loan proceeds in the amount of $503,700 (the “PPP Loan”) under the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief and Economic Security Act and applicable regulations (the “CARES Act”).